UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR TRUST
(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Jesse D. Hallee, Esq.	Leonard Mackey, Esq.
Vice President	Clifford Chance US LLP
State Street Bank and Trust Company	31 West 52nd Street
CHP/0326	New York, New York 10019
One Lincoln Street
Boston, MA 02111
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUTO COMPONENTS — 3.3%
BorgWarner, Inc.	998,807	$54,884,445
Delphi Automotive PLC	1,300,337	94,560,507
Johnson Controls, Inc.	2,926,642	141,473,874
The Goodyear Tire & Rubber Co.	1,204,276	34,406,165

		325,324,991

AUTOMOBILES — 5.5%
Ford Motor Co.	16,903,852	262,009,706
General Motors Co.	5,929,297	206,991,758
Harley-Davidson, Inc.	948,831	62,537,451

		531,538,915

DISTRIBUTORS — 0.7%
Genuine Parts Co.	669,590	71,358,206

DIVERSIFIED CONSUMER SERVICES — 0.4%
H&R Block, Inc.	1,203,829	40,544,961

HOTELS, RESTAURANTS & LEISURE — 13.6%
Carnival Corp.	1,970,511	89,323,264
Chipotle Mexican Grill, Inc. (a)	136,472	93,416,449
Darden Restaurants, Inc. (b)	579,057	33,950,112
Marriott International, Inc. (Class A) (b)	932,541	72,766,174
McDonald’s Corp.	4,274,356	400,507,157
Royal Caribbean Cruises Ltd.	729,582	60,139,444
Starbucks Corp.	3,284,562	269,498,312
Starwood Hotels & Resorts Worldwide, Inc.	781,241	63,335,208
Wyndham Worldwide Corp.	546,249	46,846,314
Wynn Resorts, Ltd.	354,614	52,752,379
Yum! Brands, Inc.	1,921,678	139,994,242

		1,322,529,055

HOUSEHOLD DURABLES — 3.5%
D.R. Horton, Inc.	1,451,380	36,705,400
Garmin, Ltd. (b)	529,963	27,997,945
Harman International Industries, Inc.	298,391	31,841,304
Leggett & Platt, Inc. (b)	600,624	25,592,589
Lennar Corp. (Class A) (b)	778,710	34,893,995
Mohawk Industries, Inc. (a)	270,888	42,085,160
Newell Rubbermaid, Inc.	1,195,806	45,548,250
Pulte Group, Inc.	1,476,810	31,692,343
Whirlpool Corp.	341,181	66,100,407

		342,457,393

INTERNET & CATALOG RETAIL — 9.7%
Amazon.com, Inc. (a)	1,668,066	517,684,283
Expedia, Inc.	433,820	37,030,875
NetFlix, Inc. (a)	264,645	90,405,378
The Priceline Group, Inc. (a)	229,860	262,088,671
TripAdvisor, Inc. (a)(b)	487,506	36,397,198

		943,606,405

LEISURE PRODUCTS — 0.8%
Hasbro, Inc. (b)	500,546	27,525,025
Mattel, Inc. (b)	1,478,829	45,762,363

		73,287,388

MEDIA — 29.3%
Cablevision Systems Corp. (Class A) (b)	950,731	19,623,088
CBS Corp. (Class B)	2,093,417	115,849,697
Comcast Corp. (Class A)	11,314,404	656,348,576
DIRECTV (a)	2,206,514	191,304,764
Discovery Communications, Inc. (Class A) (a)	647,708	22,313,541
Discovery Communications, Inc. (Class C) (a)	1,196,869	40,358,423
Gannett Co., Inc.	987,340	31,525,766
News Corp. (Class A) (a)	2,179,416	34,195,037
Omnicom Group, Inc. (b)	1,096,662	84,958,405
Scripps Networks Interactive (Class A) (b)	451,743	34,002,696
The Interpublic Group of Cos., Inc.	1,841,313	38,244,071
The Walt Disney Co.	6,850,483	645,246,994
Time Warner Cable, Inc.	1,232,388	187,396,919
Time Warner, Inc.	3,681,244	314,451,862
Twenty-First Century Fox, Inc. (Class A)	8,141,746	312,683,755
Viacom, Inc. (Class B)	1,621,118	121,989,129

		2,850,492,723

MULTILINE RETAIL — 6.2%
Dollar General Corp. (a)	1,333,213	94,258,159
Dollar Tree, Inc. (a)	899,659	63,318,000
Family Dollar Stores, Inc.	419,337	33,215,684
Kohl’s Corp. (b)	893,129	54,516,594
Macy’s, Inc.	1,515,844	99,666,743
Nordstrom, Inc.	622,499	49,420,196
Target Corp.	2,798,545	212,437,551

		606,832,927

SPECIALTY RETAIL — 19.8%
AutoNation, Inc. (a)	327,588	19,789,591
AutoZone, Inc. (a)	140,573	87,030,150
Bed Bath & Beyond, Inc. (a)(b)	810,578	61,741,726
Best Buy Co., Inc.	1,270,686	49,531,340
CarMax, Inc. (a)(b)	945,546	62,954,453
GameStop Corp. (Class A) (b)	490,741	16,587,046
L Brands, Inc.	1,080,257	93,496,243
Lowe’s Cos., Inc.	4,272,033	293,915,870
O’Reilly Automotive, Inc. (a)	445,113	85,737,666
PetSmart, Inc.	434,744	35,342,513
Ross Stores, Inc.	918,111	86,541,143
Staples, Inc. (b)	2,815,171	51,010,899
The Gap, Inc.	1,171,292	49,323,106
The Home Depot, Inc.	5,785,007	607,252,185
Tiffany & Co. (b)	491,930	52,567,640
TJX Cos., Inc.	3,028,505	207,694,873
Tractor Supply Co.	601,255	47,390,919
Urban Outfitters, Inc. (a)(b)	445,950	15,666,224

		1,923,573,587

TEXTILES, APPAREL & LUXURY GOODS — 7.1%
Coach, Inc. (b)	1,202,155	45,152,942
Fossil Group, Inc. (a)	202,192	22,390,742
Michael Kors Holdings, Ltd. (a)	904,876	67,956,188
NIKE, Inc. (Class B)	3,065,054	294,704,942
PVH Corp.	360,244	46,172,473
Ralph Lauren Corp.	265,511	49,162,017
Under Armour, Inc. (Class A) (a)(b)	728,240	49,447,496

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

V.F. Corp.	1,517,779	$113,681,647

		688,668,447

TOTAL COMMON STOCKS —
(Cost $9,537,856,672)		9,720,214,998

SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	296,290,253	296,290,253
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	7,739,199	7,739,199

TOTAL SHORT TERM INVESTMENTS —
(Cost $304,029,452)		304,029,452

TOTAL INVESTMENTS — 103.0% (f)
(Cost $9,841,886,124)		10,024,244,450
OTHER ASSETS & LIABILITIES — (3.0)%		(287,422,413)

NET ASSETS — 100.0%		$9,736,822,037

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BEVERAGES — 19.4%
Brown-Forman Corp. (Class B)	1,012,272	$88,917,973
Coca-Cola Enterprises, Inc.	1,476,595	65,295,031
Constellation Brands, Inc. (Class A) (a)	1,385,028	135,968,199
Dr. Pepper Snapple Group, Inc.	1,267,877	90,881,423
Molson Coors Brewing Co. (Class B)	1,106,814	82,479,779
Monster Beverage Corp. (a)	909,378	98,531,106
PepsiCo, Inc.	4,707,352	445,127,205
The Coca-Cola Co.	21,622,309	912,893,886

		1,920,094,602

FOOD & STAPLES RETAILING — 26.4%
Costco Wholesale Corp.	2,505,016	355,086,018
CVS Health Corp.	6,468,534	622,984,510
Safeway, Inc.	1,763,745	61,942,724
Sysco Corp. (b)	3,533,922	140,261,364
The Kroger Co.	3,046,021	195,585,008
Wal-Mart Stores, Inc.	8,656,561	743,425,459
Walgreens Boots Alliance, Inc.	5,087,763	387,687,541
Whole Foods Market, Inc.	2,194,746	110,659,093

		2,617,631,717

FOOD PRODUCTS — 17.6%
Archer-Daniels-Midland Co.	3,851,073	200,255,796
Campbell Soup Co. (b)	1,267,669	55,777,436
ConAgra Foods, Inc.	2,700,979	97,991,518
General Mills, Inc.	3,541,266	188,855,716
Hormel Foods Corp.	1,040,330	54,201,193
Kellogg Co.	1,576,083	103,138,871
Keurig Green Mountain, Inc.	667,985	88,437,874
Kraft Foods Group, Inc.	3,230,435	202,419,057
McCormick & Co., Inc. (b)	863,530	64,160,279
Mead Johnson Nutrition Co.	1,213,414	121,996,644
Mondelez International, Inc. (Class A)	8,689,393	315,642,201
The Hershey Co.	940,762	97,773,395
The J.M. Smucker Co.	670,026	67,659,225
Tyson Foods, Inc. (Class A)	2,112,532	84,691,408

		1,743,000,613

HOUSEHOLD PRODUCTS — 20.4%
Colgate-Palmolive Co.	4,861,715	336,382,061
Kimberly-Clark Corp.	2,149,687	248,374,836
The Clorox Co. (b)	833,322	86,840,486
The Procter & Gamble Co.	14,821,371	1,350,078,684

		2,021,676,067

PERSONAL PRODUCTS — 1.4%
Avon Products, Inc. (b)	2,989,557	28,071,940
The Estee Lauder Cos., Inc. (Class A)	1,403,828	106,971,694

		135,043,634

TOBACCO — 14.5%
Altria Group, Inc.	9,801,097	482,900,049
Lorillard, Inc.	2,167,987	136,453,102
Philip Morris International, Inc.	8,523,222	694,216,432
Reynolds American, Inc.	1,883,047	121,023,430

		1,434,593,013

TOTAL COMMON STOCKS —
(Cost $9,375,915,031)		9,872,039,646

SHORT TERM INVESTMENTS — 0.7%
MONEY MARKET FUNDS — 0.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	71,045,997	71,045,997
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	1,975,401	1,975,401

TOTAL SHORT TERM INVESTMENTS —
(Cost $73,021,398)		73,021,398

TOTAL INVESTMENTS — 100.4% (f)
(Cost $9,448,936,429)		9,945,061,044
OTHER ASSETS & LIABILITIES — (0.4)%		(43,123,502)

NET ASSETS — 100.0%		$9,901,937,542

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 18.5%
Baker Hughes, Inc.	4,271,586	$239,507,827
Cameron International Corp. (a)	2,358,502	117,807,175
Diamond Offshore Drilling, Inc. (b)	817,185	29,998,861
Ensco PLC (Class A) (b)	1,734,672	51,953,426
FMC Technologies, Inc. (a)	3,131,143	146,662,738
Halliburton Co.	7,568,909	297,685,191
Helmerich & Payne, Inc. (b)	801,600	54,043,872
Nabors Industries, Ltd.	3,963,526	51,446,568
National Oilwell Varco, Inc.	4,058,015	265,921,723
Noble Corp. (b)	1,884,233	31,221,741
Schlumberger, Ltd.	10,003,467	854,396,117
Transocean, Ltd. (b)	2,526,594	46,312,468

		2,186,957,707

OIL, GAS & CONSUMABLE FUELS — 81.4%
Anadarko Petroleum Corp.	4,392,665	362,394,863
Apache Corp.	3,233,756	202,659,489
Cabot Oil & Gas Corp.	6,672,405	197,569,912
Chesapeake Energy Corp.	5,142,666	100,641,974
Chevron Corp.	14,382,500	1,613,428,850
Cimarex Energy Co.	647,355	68,619,630
ConocoPhillips	6,776,570	467,989,924
CONSOL Energy, Inc.	2,740,963	92,671,959
Denbury Resources, Inc. (b)	5,262,019	42,780,215
Devon Energy Corp.	3,299,094	201,937,544
EOG Resources, Inc.	4,978,009	458,325,289
EQT Corp.	1,126,987	85,312,916
Exxon Mobil Corp.	21,287,645	1,968,042,780
Hess Corp. (b)	2,353,321	173,722,156
Kinder Morgan, Inc. (b)	12,631,550	534,440,881
Marathon Oil Corp.	5,891,932	166,682,756
Marathon Petroleum Corp.	2,087,021	188,374,515
Murphy Oil Corp. (b)	1,685,521	85,152,521
Newfield Exploration Co. (a)	1,012,693	27,464,234
Noble Energy, Inc.	3,644,649	172,865,702
Occidental Petroleum Corp.	5,042,186	406,450,613
ONEOK, Inc. (b)	1,547,579	77,053,958
Phillips 66	4,122,969	295,616,877
Pioneer Natural Resources Co.	2,513,083	374,072,405
QEP Resources, Inc.	1,209,201	24,450,044
Range Resources Corp.	1,970,314	105,313,283
Southwestern Energy Co. (a)	3,359,405	91,678,162
Spectra Energy Corp.	6,692,675	242,944,103
Tesoro Corp.	2,957,964	219,924,623
The Williams Cos., Inc.	7,054,795	317,042,487
Valero Energy Corp.	5,422,128	268,395,336

		9,634,020,001

TOTAL COMMON STOCKS —
(Cost $13,986,091,063)		11,820,977,708

SHORT TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	249,374,203	249,374,203
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	14,835,307	14,835,307

TOTAL SHORT TERM INVESTMENTS —
(Cost $264,209,510)		264,209,510

TOTAL INVESTMENTS — 102.1% (f)
(Cost $14,250,300,573)		12,085,187,218
OTHER ASSETS & LIABILITIES — (2.1)%		(244,656,152)

NET ASSETS — 100.0%		$11,840,531,066

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BANKS — 36.3%
Bank of America Corp.	73,304,788	$1,311,422,657
BB&T Corp.	5,020,800	195,258,912
Citigroup, Inc.	21,116,980	1,142,639,788
Comerica, Inc.	1,252,498	58,667,006
Fifth Third Bancorp	5,743,640	117,026,665
Huntington Bancshares, Inc.	5,677,084	59,722,924
JPMorgan Chase & Co.	26,056,720	1,630,629,537
KeyCorp	6,038,583	83,936,304
M & T Bank Corp. (a)	920,951	115,689,865
PNC Financial Services Group, Inc.	3,667,821	334,615,310
Regions Financial Corp.	9,594,676	101,319,778
SunTrust Banks, Inc.	3,634,692	152,293,595
U.S. Bancorp	12,472,803	560,652,495
Wells Fargo & Co.	32,905,627	1,803,886,472
Zions Bancorporation	1,414,565	40,329,248

		7,708,090,556

CAPITAL MARKETS — 13.8%
Affiliated Managers Group, Inc. (b)	387,428	82,227,719
Ameriprise Financial, Inc.	1,286,213	170,101,669
BlackRock, Inc.	888,012	317,517,571
E*TRADE Financial Corp. (b)	2,013,058	48,826,722
Franklin Resources, Inc.	2,733,031	151,327,927
Invesco, Ltd.	3,003,027	118,679,627
Legg Mason, Inc. (a)	699,966	37,357,186
Morgan Stanley	10,642,338	412,922,714
Northern Trust Corp.	1,543,048	104,001,435
State Street Corp. (c)	2,910,166	228,448,031
T. Rowe Price Group, Inc.	1,807,908	155,226,981
The Bank of New York Mellon Corp.	7,846,669	318,339,361
The Charles Schwab Corp.	8,009,623	241,810,518
The Goldman Sachs Group, Inc.	2,823,427	547,264,855

		2,934,052,316

CONSUMER FINANCE — 5.5%
American Express Co.	6,202,403	577,071,575
Capital One Financial Corp.	3,875,313	319,907,088
Discover Financial Services	3,160,847	207,003,870
Navient Corp.	2,859,364	61,790,856

		1,165,773,389

DIVERSIFIED FINANCIAL SERVICES — 12.5%
Berkshire Hathaway, Inc. (Class B) (b)	12,711,122	1,908,574,968
CME Group, Inc.	2,207,085	195,658,085
Intercontinental Exchange, Inc.	785,640	172,282,996
Leucadia National Corp.	2,208,571	49,516,162
McGraw Hill Financial, Inc.	1,892,448	168,390,023
Moody’s Corp.	1,279,573	122,595,889
The Nasdaq OMX Group, Inc.	818,084	39,235,309

		2,656,253,432

INSURANCE — 16.7%
ACE, Ltd.	2,312,342	265,641,849
Aflac, Inc.	3,140,778	191,870,128
American International Group, Inc.	9,757,819	546,535,442
Aon PLC	1,987,513	188,475,858
Assurant, Inc.	489,752	33,513,729
Cincinnati Financial Corp.	1,025,679	53,160,942
Genworth Financial, Inc. (Class A) (b)	3,461,969	29,426,736
Hartford Financial Services Group, Inc.	3,007,426	125,379,590
Lincoln National Corp.	1,810,875	104,433,161
Loews Corp.	2,086,325	87,667,376
Marsh & McLennan Cos., Inc.	3,770,274	215,810,484
MetLife, Inc.	7,918,821	428,329,028
Principal Financial Group, Inc.	1,903,673	98,876,776
Prudential Financial, Inc.	3,192,432	288,787,399
The Allstate Corp.	2,923,652	205,386,553
The Chubb Corp.	1,643,729	170,076,640
The Progressive Corp.	3,728,496	100,632,107
The Travelers Cos., Inc.	2,309,916	244,504,609
Torchmark Corp.	896,681	48,573,210
Unum Group	1,756,395	61,263,058
XL Group PLC	1,798,701	61,821,353

		3,550,166,028

REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.3%
American Tower Corp.	2,763,509	273,172,865
Apartment Investment & Management Co. (Class A)	1,019,008	37,856,147
AvalonBay Communities, Inc.	920,249	150,359,484
Boston Properties, Inc.	1,067,162	137,333,078
Crown Castle International Corp.	2,327,190	183,149,853
Equity Residential	2,525,786	181,452,466
Essex Property Trust, Inc.	445,658	92,072,943
General Growth Properties, Inc.	4,374,082	123,042,927
HCP, Inc.	3,201,339	140,954,956
Health Care REIT, Inc.	2,284,068	172,835,426
Host Hotels & Resorts, Inc.	5,278,937	125,480,332
Iron Mountain, Inc. (a)	1,299,744	50,248,103
Kimco Realty Corp.	2,867,771	72,095,763
Plum Creek Timber Co., Inc.	1,226,077	52,463,835
ProLogis, Inc.	3,485,116	149,964,541
Public Storage, Inc.	1,011,320	186,942,502
Simon Property Group, Inc.	2,166,242	394,494,331
The Macerich Co.	980,855	81,813,115
Ventas, Inc. (a)	2,051,578	147,098,143
Vornado Realty Trust	1,216,955	143,247,773
Weyerhaeuser Co.	3,655,006	131,178,165

		3,027,256,748

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. (b)	1,949,054	66,755,100

THRIFTS & MORTGAGE FINANCE — 0.3%
Hudson City Bancorp, Inc.	3,354,109	33,943,583
People’s United Financial, Inc. (a)	2,146,672	32,586,481

		66,530,064

TOTAL COMMON STOCKS —
(Cost $19,239,809,399)		21,174,877,633

SHORT TERM INVESTMENTS — 0.6%
MONEY MARKET FUNDS — 0.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	92,064,169	92,064,169

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	38,872,747	$38,872,747

TOTAL SHORT TERM INVESTMENTS —
(Cost $130,936,916)		130,936,916

TOTAL INVESTMENTS — 100.3% (g)
(Cost $19,370,746,315)		21,305,814,549
OTHER ASSETS & LIABILITIES — (0.3)%		(68,946,508)

NET ASSETS — 100.0%		$21,236,868,041

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 20.3%
Alexion Pharmaceuticals, Inc. (a)	902,444	$166,979,213
Amgen, Inc.	3,461,906	551,447,007
Biogen Idec, Inc. (a)	1,098,823	372,995,467
Celgene Corp. (a)	3,631,831	406,256,616
Gilead Sciences, Inc. (a)	6,867,027	647,285,965
Regeneron Pharmaceuticals, Inc. (a)	337,810	138,586,553
Vertex Pharmaceuticals, Inc. (a)	1,094,488	130,025,174

		2,413,575,995

HEALTH CARE EQUIPMENT & SUPPLIES — 15.4%
Abbott Laboratories	5,808,946	261,518,749
Baxter International, Inc.	2,496,891	182,997,141
Becton, Dickinson and Co.	899,079	125,115,834
Boston Scientific Corp. (a)	6,078,328	80,537,846
C.R. Bard, Inc.	360,894	60,132,158
CareFusion Corp. (a)	921,089	54,657,421
Covidien PLC	2,060,662	210,764,509
DENTSPLY International, Inc.	642,263	34,213,350
Edwards Lifesciences Corp. (a)	481,476	61,330,413
Intuitive Surgical, Inc. (a)	164,843	87,192,057
Medtronic, Inc. (b)	4,500,412	324,929,746
St. Jude Medical, Inc.	1,326,593	86,268,343
Stryker Corp.	1,380,902	130,260,486
Varian Medical Systems, Inc. (a)(b)	455,291	39,387,225
Zimmer Holdings, Inc.	779,670	88,430,171

		1,827,735,449

HEALTH CARE PROVIDERS & SERVICES — 16.5%
Aetna, Inc.	1,655,202	147,031,593
AmerisourceBergen Corp.	981,934	88,531,169
Anthem, Inc.	1,261,446	158,525,919
Cardinal Health, Inc.	1,521,689	122,845,953
CIGNA Corp.	1,240,413	127,650,902
DaVita, Inc. (a)	780,225	59,094,241
Express Scripts Holding Co. (a)	3,517,201	297,801,409
Humana, Inc.	754,882	108,423,702
Laboratory Corp. of America Holdings (a)	385,741	41,621,454
McKesson Corp.	1,083,634	224,940,746
Patterson Cos., Inc. (b)	392,304	18,869,822
Quest Diagnostics, Inc. (b)	679,378	45,559,089
Tenet Healthcare Corp. (a)	461,306	23,374,375
UnitedHealth Group, Inc.	4,404,673	445,268,393
Universal Health Services, Inc.	413,572	46,014,021

		1,955,552,788

HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp. (a)	1,378,491	89,133,228

LIFE SCIENCES TOOLS & SERVICES — 3.0%
Agilent Technologies, Inc.	1,514,809	62,016,281
PerkinElmer, Inc.	513,417	22,451,725
Thermo Fisher Scientific, Inc.	1,820,523	228,093,327
Waters Corp. (a)	383,763	43,257,765

		355,819,098

PHARMACEUTICALS — 43.9%
AbbVie, Inc.	7,251,112	474,512,769
Actavis PLC (a)(b)	1,273,013	327,686,276
Allergan, Inc.	1,393,539	296,252,456
Bristol-Myers Squibb Co.	7,587,666	447,899,924
Eli Lilly & Co.	4,466,906	308,171,845
Hospira, Inc. (a)	766,326	46,937,468
Johnson & Johnson	12,740,364	1,332,259,863
Mallinckrodt PLC (a)(b)	528,925	52,379,443
Merck & Co., Inc.	12,976,657	736,944,351
Mylan, Inc. (a)	1,698,990	95,772,066
Perrigo Co. PLC (b)	640,167	107,010,316
Pfizer, Inc.	28,677,619	893,307,832
Zoetis, Inc.	2,276,350	97,951,341

		5,217,085,950

TOTAL COMMON STOCKS —
(Cost $10,726,147,795)		11,858,902,508

SHORT TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	64,596,013	64,596,013
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	3,189,835	3,189,835

TOTAL SHORT TERM INVESTMENTS —
(Cost $67,785,848)		67,785,848

TOTAL INVESTMENTS — 100.4% (f)
(Cost $10,793,933,643)		11,926,688,356
OTHER ASSETS & LIABILITIES — (0.4)%		(53,099,728)

NET ASSETS — 100.0%		$11,873,588,628

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 26.0%
General Dynamics Corp.	1,594,090	$219,378,666
Honeywell International, Inc.	3,842,652	383,957,788
L-3 Communications Holdings, Inc.	396,113	49,993,422
Lockheed Martin Corp.	1,323,683	254,901,635
Northrop Grumman Corp.	1,015,387	149,657,890
Precision Castparts Corp.	663,103	159,728,250
Raytheon Co.	1,570,012	169,828,198
Rockwell Collins, Inc.	799,418	67,534,833
Textron, Inc.	1,603,802	67,536,102
The Boeing Co.	3,222,017	418,797,770
United Technologies Corp.	4,098,315	471,306,225

		2,412,620,779

AIR FREIGHT & LOGISTICS — 7.4%
C.H. Robinson Worldwide, Inc. (a)	680,626	50,972,081
Expeditors International of Washington, Inc.	898,145	40,066,249
FedEx Corp.	1,314,102	228,206,953
United Parcel Service, Inc. (Class B)	3,302,030	367,086,675

		686,331,958

AIRLINES — 3.6%
Delta Air Lines, Inc.	3,894,013	191,546,499
Southwest Airlines Co.	3,462,618	146,537,994

		338,084,493

BUILDING PRODUCTS — 0.8%
Allegion PLC	445,827	24,725,566
Masco Corp.	1,844,831	46,489,741

		71,215,307

COMMERCIAL SERVICES & SUPPLIES — 4.2%
Cintas Corp.	545,146	42,761,252
Pitney Bowes, Inc.	1,072,228	26,130,196
Republic Services, Inc.	1,174,463	47,272,136
Stericycle, Inc. (b)	395,096	51,789,184
The ADT Corp. (a)	812,008	29,419,050
Tyco International PLC	1,946,957	85,393,534
Waste Management, Inc.	2,162,249	110,966,619

		393,731,971

CONSTRUCTION & ENGINEERING — 1.3%
Fluor Corp.	1,057,101	64,092,034
Jacobs Engineering Group, Inc. (b)	607,379	27,143,767
Quanta Services, Inc. (b)	1,012,807	28,753,591

		119,989,392

ELECTRICAL EQUIPMENT — 5.9%
AMETEK, Inc.	1,144,174	60,217,877
Eaton Corp. PLC	2,700,006	183,492,408
Emerson Electric Co.	3,417,407	210,956,534
Rockwell Automation, Inc.	817,375	90,892,100

		545,558,919

INDUSTRIAL CONGLOMERATES — 18.6%
3M Co.	3,057,513	502,410,536
Danaher Corp.	3,194,497	273,800,338
General Electric Co.	34,595,597	874,230,736
Roper Industries, Inc.	466,026	72,863,165

		1,723,304,775

MACHINERY — 16.5%
Caterpillar, Inc.	3,004,205	274,974,884
Cummins, Inc.	1,456,032	209,916,133
Deere & Co. (a)	1,862,020	164,732,909
Dover Corp.	931,037	66,773,974
Flowserve Corp.	634,864	37,983,913
Illinois Tool Works, Inc.	1,778,718	168,444,595
Ingersoll-Rand PLC	1,235,222	78,300,723
Joy Global, Inc. (a)	455,467	21,188,325
PACCAR, Inc.	1,916,504	130,341,437
Pall Corp.	726,099	73,488,480
Parker-Hannifin Corp.	872,230	112,474,059
Pentair PLC	869,113	57,726,485
Snap-on, Inc.	269,683	36,876,453
Stanley Black & Decker, Inc.	728,814	70,024,449
Xylem, Inc.	847,672	32,270,873

		1,535,517,692

PROFESSIONAL SERVICES — 2.2%
Dun & Bradstreet Corp.	167,080	20,209,997
Equifax, Inc.	763,511	61,745,134
Nielsen NV	1,507,019	67,408,960
Robert Half International, Inc.	894,453	52,218,166

		201,582,257

ROAD & RAIL — 11.1%
CSX Corp.	5,583,036	202,273,394
Kansas City Southern	513,501	62,662,527
Norfolk Southern Corp.	1,690,247	185,267,974
Ryder System, Inc.	447,372	41,538,490
Union Pacific Corp.	4,502,520	536,385,208

		1,028,127,593

TRADING COMPANIES & DISTRIBUTORS — 2.2%
Fastenal Co. (a)	1,266,923	60,254,858
United Rentals, Inc. (b)	464,377	47,371,098
W.W. Grainger, Inc.	370,239	94,370,218

		201,996,174

TOTAL COMMON STOCKS —
(Cost $9,027,800,036)		9,258,061,310

SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	235,095,427	235,095,427
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	6,119,950	6,119,950

TOTAL SHORT TERM INVESTMENTS —
(Cost $241,215,377)		241,215,377

TOTAL INVESTMENTS — 102.4% (f)
(Cost $9,269,015,413)		9,499,276,687
OTHER ASSETS & LIABILITIES — (2.4)%		(221,079,451)

NET ASSETS — 100.0%		$9,278,197,236

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CHEMICALS — 74.5%
Air Products & Chemicals, Inc.	902,024	$130,098,922
Airgas, Inc.	340,465	39,214,759
CF Industries Holdings, Inc.	249,716	68,057,599
E.I. du Pont de Nemours & Co.	4,495,011	332,361,113
Eastman Chemical Co.	747,521	56,706,943
Ecolab, Inc.	1,253,571	131,023,241
FMC Corp.	675,297	38,512,188
International Flavors & Fragrances, Inc.	409,575	41,514,522
LyondellBasell Industries NV (Class A)	2,061,880	163,692,653
Monsanto Co.	2,401,829	286,946,511
PPG Industries, Inc.	680,954	157,402,517
Praxair, Inc.	1,445,720	187,307,483
Sigma-Aldrich Corp.	596,801	81,922,873
The Dow Chemical Co.	5,496,803	250,709,185
The Mosaic Co.	1,583,526	72,287,962
The Sherwin-Williams Co.	407,911	107,296,909

		2,145,055,380

CONSTRUCTION MATERIALS — 2.7%
Martin Marietta Materials, Inc. (a)	314,300	34,673,576
Vulcan Materials Co.	665,580	43,748,573

		78,422,149

CONTAINERS & PACKAGING — 6.2%
Avery Dennison Corp.	467,432	24,250,372
Ball Corp.	690,857	47,095,722
MeadWestvaco Corp.	845,122	37,514,966
Owens-Illinois, Inc. (b)	847,874	22,884,119
Sealed Air Corp.	1,066,507	45,251,892

		176,997,071

METALS & MINING — 12.5%
Alcoa, Inc.	5,900,143	93,163,258
Allegheny Technologies, Inc.	562,380	19,553,953
Freeport-McMoRan, Inc.	5,190,533	121,250,851
Newmont Mining Corp.	2,518,417	47,598,081
Nucor Corp.	1,599,216	78,441,545

		360,007,688

PAPER & FOREST PRODUCTS — 4.0%
International Paper Co.	2,116,779	113,417,019

TOTAL COMMON STOCKS —
(Cost $3,095,951,236)		2,873,899,307

SHORT TERM INVESTMENTS — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	24,045,014	24,045,014
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	790,108	790,108

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,835,122)		24,835,122

TOTAL INVESTMENTS — 100.7% (f)
(Cost $3,120,786,358)		2,898,734,429
OTHER ASSETS & LIABILITIES — (0.7)%		(21,057,122)

NET ASSETS — 100.0%		$2,877,677,307

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 7.7%
Cisco Systems, Inc.	17,022,191	$473,472,243
F5 Networks, Inc. (a)(b)	245,385	32,014,154
Harris Corp.	380,302	27,313,290
Juniper Networks, Inc.	1,322,042	29,507,977
Motorola Solutions, Inc. (b)	721,564	48,402,513
QUALCOMM, Inc.	5,567,928	413,864,088

		1,024,574,265

DIVERSIFIED TELECOMMUNICATION SERVICES — 10.5%
AT&T, Inc. (b)	17,266,549	579,983,381
CenturyLink, Inc.	1,987,607	78,669,485
Frontier Communications Corp. (b)	4,005,071	26,713,824
Level 3 Communications, Inc. (a)	928,268	45,837,874
Verizon Communications, Inc.	13,887,685	649,665,904
Windstream Holdings, Inc. (b)	2,224,592	18,330,638

		1,399,201,106

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Amphenol Corp. (Class A)	1,103,478	59,378,151
Corning, Inc.	4,351,119	99,771,159
FLIR Systems, Inc.	520,798	16,826,983
TE Connectivity, Ltd.	1,352,939	85,573,392

		261,549,685

INTERNET SOFTWARE & SERVICES — 14.8%
Akamai Technologies, Inc. (a)	671,701	42,290,295
eBay, Inc. (a)	3,828,107	214,833,365
Facebook, Inc. (Class A) (a)	6,960,143	543,030,357
Google, Inc. (Class A) (a)	948,812	503,496,576
Google, Inc. (Class C) (a)	948,034	499,045,098
VeriSign, Inc. (a)(b)	399,987	22,799,259
Yahoo!, Inc. (a)	2,997,779	151,417,817

		1,976,912,767

IT SERVICES — 15.2%
Accenture PLC (Class A) (b)	2,088,811	186,551,710
Alliance Data Systems Corp. (a)	212,742	60,854,849
Automatic Data Processing, Inc.	1,641,722	136,870,363
Cognizant Technology Solutions Corp. (Class A) (a)	2,109,635	111,093,379
Computer Sciences Corp.	494,145	31,155,842
Fidelity National Information Services, Inc.	1,036,426	64,465,697
Fiserv, Inc. (a)(b)	861,143	61,115,319
International Business Machines Corp. (b)	3,063,819	491,559,120
MasterCard, Inc. (Class A)	3,337,485	287,557,708
Paychex, Inc.	1,140,386	52,651,622
Teradata Corp. (a)(b)	562,514	24,570,612
The Western Union Co. (b)	1,796,626	32,177,572
Total System Services, Inc.	629,613	21,381,657
Visa, Inc. (Class A) (b)	1,625,845	426,296,559
Xerox Corp.	3,816,855	52,901,610

		2,041,203,619

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.7%
Altera Corp.	1,091,206	40,309,150
Analog Devices, Inc.	1,093,895	60,733,050
Applied Materials, Inc.	4,159,870	103,663,960
Avago Technologies, Ltd.	841,396	84,636,024
Broadcom Corp. (Class A)	1,857,649	80,491,931
First Solar, Inc. (a)(b)	249,186	11,112,450
Intel Corp.	13,724,723	498,070,198
KLA-Tencor Corp. (b)	590,537	41,526,562
Lam Research Corp. (b)	528,781	41,953,484
Linear Technology Corp.	853,078	38,900,357
Microchip Technology, Inc. (b)	732,080	33,024,129
Micron Technology, Inc. (a)	3,804,238	133,186,372
NVIDIA Corp.	1,816,635	36,423,532
Texas Instruments, Inc.	3,570,140	190,877,535
Xilinx, Inc.	942,229	40,789,093

		1,435,697,827

SOFTWARE — 17.7%
Adobe Systems, Inc. (a)	1,619,311	117,723,910
Autodesk, Inc. (a)	820,629	49,286,978
CA, Inc.	1,121,775	34,158,049
Citrix Systems, Inc. (a)	570,462	36,395,476
Electronic Arts, Inc. (a)	1,114,330	52,390,225
Intuit, Inc.	997,986	92,004,329
Microsoft Corp.	27,438,891	1,274,536,487
Oracle Corp.	10,828,393	486,952,833
Red Hat, Inc. (a)	682,551	47,191,576
Salesforce.com, Inc. (a)(b)	2,097,339	124,393,176
Symantec Corp.	2,378,909	61,030,910

		2,376,063,949

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.3%
Apple, Inc.	19,523,019	2,154,950,837
EMC Corp. (b)	6,864,158	204,140,059
Hewlett-Packard Co.	5,156,564	206,932,913
NetApp, Inc.	1,090,971	45,220,748
SanDisk Corp. (b)	800,918	78,473,946
Seagate Technology PLC	1,089,368	72,442,972
Western Digital Corp.	766,622	84,865,056

		2,847,026,531

TOTAL COMMON STOCKS —
(Cost $11,848,985,339)		13,362,229,749

SHORT TERM INVESTMENTS — 2.9%
MONEY MARKET FUNDS — 2.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	353,672,177	353,672,177
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	31,671,000	31,671,000

TOTAL SHORT TERM INVESTMENTS —
(Cost $385,343,177)		385,343,177

TOTAL INVESTMENTS — 102.7% (f)
(Cost $12,234,328,516)		13,747,572,926
OTHER ASSETS & LIABILITIES — (2.7)%		(363,556,353)

NET ASSETS — 100.0%		$13,384,016,573

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 56.7%
American Electric Power Co., Inc.	6,118,395	$371,508,944
Duke Energy Corp.	8,122,218	678,530,092
Edison International	4,074,116	266,773,116
Entergy Corp.	2,249,162	196,756,692
Exelon Corp. (a)	10,699,631	396,742,317
FirstEnergy Corp.	5,238,345	204,243,072
NextEra Energy, Inc.	5,433,858	577,564,767
Northeast Utilities (a)	3,943,597	211,061,311
Pepco Holdings, Inc.	3,188,376	85,862,966
Pinnacle West Capital Corp.	1,407,080	96,117,635
PPL Corp.	8,310,604	301,924,243
The Southern Co. (a)	11,200,362	550,049,778
Xcel Energy, Inc.	6,349,710	228,081,583

		4,165,216,516

GAS UTILITIES — 1.1%
AGL Resources, Inc.	1,493,840	81,429,218

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.1%
NRG Energy, Inc.	4,209,055	113,434,032
The AES Corp.	8,219,067	113,176,553

		226,610,585

MULTI-UTILITIES — 38.8%
Ameren Corp.	3,045,901	140,507,413
CenterPoint Energy, Inc.	5,426,807	127,150,088
CMS Energy Corp.	3,499,466	121,606,444
Consolidated Edison, Inc. (a)	3,671,509	242,356,309
Dominion Resources, Inc. (a)	7,268,838	558,973,642
DTE Energy Co. (a)	2,226,820	192,330,443
Integrys Energy Group, Inc.	1,014,271	78,960,997
NiSource, Inc.	3,991,775	169,331,096
PG&E Corp. (a)	5,934,956	315,977,057
Public Service Enterprise Group, Inc.	6,299,783	260,874,014
SCANA Corp. (a)	1,778,769	107,437,648
Sempra Energy	2,893,108	322,176,507
TECO Energy, Inc. (a)	2,966,341	60,780,327
Wisconsin Energy Corp. (a)	2,807,509	148,068,025

		2,846,530,010

TOTAL COMMON STOCKS —
(Cost $7,229,318,524)		7,319,786,329

SHORT TERM INVESTMENTS — 3.7%
MONEY MARKET FUNDS — 3.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	262,995,897	262,995,897
State Street Institutional Liquid Reserves Fund 0.07% (c)(d)	11,972,881	11,972,881

TOTAL SHORT TERM INVESTMENTS —
(Cost $274,968,778)		274,968,778

TOTAL INVESTMENTS — 103.4% (e)
(Cost $7,504,287,302)		7,594,755,107
OTHER ASSETS & LIABILITIES — (3.4)%		(251,515,170)

NET ASSETS — 100.0%		$7,343,239,937

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee of the Adviser makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security to be materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — unadjusted quoted market prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets value is computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of December 31, 2014 and did not have any transfers between levels for the nine months ended December 31, 2014.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at December 31, 2014, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/14	9/30/14	9/30/14	Cost	Shares	Proceeds	Shares	at 12/31/14	12/31/14	Income	Gain/(Loss)

2,748,970	$188,486,333	$202,351,682	$49,633,071	662,030	$35,871,537	500,834	2,910,166	$228,448,031	$871,571	$2,558,908

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSGA Funds Management, Inc. serves as the investment adviser.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at December 31, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at	Income from
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Cash Collateral

The Consumer Discretionary Select Sector SPDR Fund	$253,740,675	$505,895,759	505,895,759	$463,346,181	463,346,181	$296,290,253	$123,273
The Consumer Staples Select Sector SPDR Fund	111,397,278	192,952,537	192,952,537	233,303,818	233,303,818	71,045,997	31,131
The Energy Select Sector SPDR Fund	222,963,581	1,037,301,948	1,037,301,948	1,010,891,326	1,010,891,326	249,374,203	904,584
The Financial Select Sector SPDR Fund	101,674,092	95,125,268	95,125,268	104,735,191	104,735,191	92,064,169	37,172
The Health Care Select Sector SPDR Fund	279,462,473	859,906,380	859,906,380	1,074,772,840	1,074,772,840	64,596,013	58,640
The Industrial Select Sector SPDR Fund	231,353,393	299,202,145	299,202,145	295,460,111	295,460,111	235,095,427	82,636
The Materials Select Sector SPDR Fund	3,878,146	49,625,455	49,625,455	29,458,587	29,458,587	24,045,014	6,224
The Technology Select Sector SPDR Fund	258,010,951	1,124,596,794	1,124,596,794	1,028,935,568	1,028,935,568	353,672,177	98,852
The Utilities Select Sector SPDR Fund	306,777,957	1,013,364,550	1,013,364,550	1,057,146,610	1,057,146,610	262,995,897	109,660

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income

The Consumer Discretionary Select Sector SPDR Fund	$4,710,998	$56,766,519	56,766,519	$53,738,318	53,738,318	$7,739,199	$3,238
The Consumer Staples Select Sector SPDR Fund	1,856,357	100,222,093	100,222,093	100,103,049	100,103,049	1,975,401	6,660
The Energy Select Sector SPDR Fund	9,138,489	102,433,337	102,433,337	96,736,519	96,736,519	14,835,307	6,138
The Financial Select Sector SPDR Fund	36,459,036	153,279,228	153,279,228	150,865,517	150,865,517	38,872,747	9,743
The Health Care Select Sector SPDR Fund	3,995,502	60,089,408	60,089,408	60,895,075	60,895,075	3,189,835	4,582
The Industrial Select Sector SPDR Fund	4,644,591	88,147,592	88,147,592	86,672,233	86,672,233	6,119,950	3,830
The Materials Select Sector SPDR Fund	1,641,226	28,329,773	28,329,773	29,180,891	29,180,891	790,108	1,436
The Technology Select Sector SPDR Fund	29,180,725	147,265,817	147,265,817	144,775,542	144,775,542	31,671,000	6,767
The Utilities Select Sector SPDR Fund	16,060,468	86,951,322	86,951,322	91,038,909	91,038,909	11,972,881	4,573

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2014 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$9,841,886,124	$435,024,249	$252,665,923	$182,358,326
The Consumer Staples Select Sector SPDR Fund	9,448,936,429	632,474,081	136,349,466	496,124,615
The Energy Select Sector SPDR Fund	14,250,300,573	31,516,153	2,196,629,508	(2,165,113,355)
The Financial Select Sector SPDR Fund	19,370,746,315	2,003,380,872	68,312,638	1,935,068,234
The Health Care Select Sector SPDR Fund	10,793,933,643	1,141,502,670	8,747,957	1,132,754,713
The Industrial Select Sector SPDR Fund	9,269,015,413	556,400,720	326,139,446	230,261,274
The Materials Select Sector SPDR Fund	3,120,786,358	91,833,717	313,885,646	(222,051,929)
The Technology Select Sector SPDR Fund	12,234,328,516	1,784,284,124	271,039,714	1,513,244,410
The Utilities Select Sector SPDR Fund	7,504,287,302	339,713,613	249,245,808	90,467,805

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Select Sector SPDR Trust

By:	/s/ Ellen M. Needham Ellen M. Needham
President
Date: February 27, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham
President

By:	/s/ Chad Hallett Chad C. Hallett
Treasurer
Date: February 27, 2015